As filed with the Securities and Exchange Commission on September 12, 2014
Commission File Nos.  333-119656
811-08664

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 40	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 478	[X]

JACKSON NATIONAL SEPARATE ACCOUNT - I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

1 Corporate Way, Lansing, Michigan 48951
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Thomas J. Meyer, Esq., Senior Vice President, Secretary and General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Frank J. Julian, Esq., Assistant Vice President, Legal
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on September 15, 2014 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts

EXPLANATORY NOTE:  This Amendment to the Registration Statement on Form N-4 (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of filing supplements to the prospectus and statement of additional information.  Part C is also amended as reflected therein.  Except as heretofore amended, this Amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, undertaking, or other information contained in the Registration Statement, which are hereby incorporated by reference to the extent required and/or permitted by applicable law.

Supplement Dated September 15, 2014
To The Prospectus Dated April 28, 2014

PERSPECTIVE L SERIESSM
FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY
(Contracts offered for sale before December 12, 2011)

Issued by
Jackson National Life Insurance Company® and through
Jackson National Separate Account – I

This supplement updates the above-referenced prospectus. Please read and keep it together with your prospectus for future reference. To obtain an additional copy of the prospectus, please contact us at our Annuity Service Center, P.O. Box 30314, Lansing, Michigan, 48909-7814; 1-800-644-4565; www.jackson.com.

The purpose of this supplement is to make the following changes to the prospectus:
A.	Revisions to the Guaranteed Annual Withdrawal Amount percentage tables under the LifeGuard Freedom 6 Net and LifeGuard Freedom Flex Guaranteed Minimum Withdrawal Benefits (GMWBs).
B.	Investment Division changes resulting from an Investment Division closure and a Fund merger.
The specific revisions to the prospectus to reflect the above changes are described in detail below.  The revisions below describe the changes that are being made to the existing prospectus disclosure and the location in the prospectus where the disclosure can be found.

A.    REVISED GAWA% TABLES UNDER THE LIFEGUARD FREEDOM 6 NET AND LIFEGUARD FREEDOM FLEX GMWBs.

1.    Single Life versions of the LifeGuard Freedom 6 Net and LifeGuard Freedom Flex GMWBs

For single life versions of the LifeGuard Freedom 6 Net and LifeGuard Freedom Flex GMWBs issued on or after September 15, 2014, there are five different Guaranteed Annual Withdrawal Amount percentage tables ("GAWA% tables") that may be available, each with different corresponding charges. The five GAWA% tables are: the Income Stream Level 1 GAWA% Table; the Income Stream Level 2 GAWA% Table; the Income Stream Level 3 GAWA% Table; the Income Stream Level 4 GAWA% Table; and the Income Stream Level 5 GAWA% Table. The Income Stream Level 4 and Income Stream Level 5 GAWA% Tables offer the same Guaranteed Annual Withdrawal Amount percentages and charges as the Base GAWA% Table and the Optional Income Upgrade Table, respectively, appearing on pages 253 and 291 of the prospectus. The Income Stream Level 1, Income Stream Level 2, and Income Stream Level 3 GAWA% Tables offer reduced Guaranteed Annual Withdrawal Amount percentages at a lower cost. The prospectus is revised as follows:

►	Under the section titled "FEES AND EXPENSES TABLES", the following revisions to the optional endorsement maximum charges and related footnotes are made to the fee table beginning on page 6 of the prospectus:

For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Maximum Annual Charge ("LifeGuard Freedom 6 Net®")[49]	3.00%
For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Maximum Annual Charge ("LifeGuard Freedom 6 Net®") with Optional Income Upgrade (no longer offered as of September 15, 2014)	3.00%
For Life GMWB With Bonus and Step-Up Maximum Annual Charge ("LifeGuard Freedom Flex® GMWB")[53]	3.00%
For Life GMWB With Bonus and Step-Up Maximum Annual Charge ("LifeGuard Freedom Flex® GMWB") with Optional Income Upgrade (no longer offered as of September 15, 2014)	3.00%

49	3.00% of the GWB is the maximum annual charge (based on election of the Income Stream Level 5 GAWA% Table), which charge is payable quarterly. However, for Contracts purchased in Missouri (for endorsements issued on or after September 16, 2013) and Washington State, the charge is payable each Contract Month. For more information about the charges for this endorsement, including applicable charges for each of the five GAWA% tables, please see "For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount ("LifeGuard Freedom 6 Net") Charge" beginning on page 62, as supplemented below. For more information about how the endorsement works, including how the GWB is calculated, please see "For Life GMWB with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount" beginning on page 251.
53	3.00% of the GWB is the maximum annual charge (based on election of the most expensive combination of options), which charge is payable quarterly. However, for Contracts purchased in Missouri (for endorsements issued on or after September 16, 2013) and Washington State, the charge is payable each Contract Month. For more information about the charges for this endorsement, including applicable charges for each of the available combination of options, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up ("LifeGuard Freedom Flex GMWB") Charge" beginning on page 67, as supplemented below.  For more information about how the endorsement works, including how the GWB is calculated, please see "LifeGuard Freedom Flex GMWB" beginning on page 289.

►	Under the section titled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount ("LifeGuard Freedom 6 Net") Charge" on page 62 of the prospectus, the first paragraph is revised and a new charge table is added as follows:

The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB.  The percentage varies depending on which GAWA% table you elect (see table below).  For more information about the GWB and the different GAWA% tables, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount" beginning on page 251.

GMWBS ISSUED ON OR AFTER SEPTEMBER 15, 2014

Annual Charge	Maximum		Current
With Income Stream Level 1 GAWA% Table	1.70%	(MO and WA Only) 1.74%	0.85%	(MO and WA Only) 0.87%
With Income Stream Level 2 GAWA% Table	1.90%	1.92%	0.95%	0.96%
With Income Stream Level 3 GAWA% Table	2.10%	2.10%	1.05%	1.05%
With Income Stream Level 4 GAWA% Table	2.50%	2.52%	1.25%	1.26%
With Income Stream Level 5 GAWA% Table	3.00%	3.00%	1.50%	1.50%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

►	Under the section titled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up ("LifeGuard Freedom Flex GMWB") Charge" on page 67 of the prospectus, the first paragraph is revised and new charge tables are added as follows:

The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB.  The percentage varies depending on which GAWA% table you elect (see tables below).  For more information about the GWB and the different GAWA% tables, please see "LifeGuard Freedom Flex GMWB" beginning on page 289.

GMWBS ISSUED ON OR AFTER SEPTEMBER 15, 2014

LifeGuard Freedom Flex GMWB With Income Stream Level 1 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	1.20%	(MO and WA Only) 1.20%	0.60%	(MO and WA Only) 0.60%
6% Bonus and Annual Step-Up	1.40%	1.44%	0.70%	0.72%
7% Bonus and Annual Step-Up	1.70%	1.74%	0.85%	0.87%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

LifeGuard Freedom Flex GMWB With Income Stream Level 2 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	1.40%	(MO and WA Only) 1.44%	0.70%	(MO and WA Only) 0.72%
6% Bonus and Annual Step-Up	1.60%	1.62%	0.80%	0.81%
7% Bonus and Annual Step-Up	1.90%	1.92%	0.95%	0.96%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

LifeGuard Freedom Flex GMWB With Income Stream Level 3 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	1.60%	(MO and WA Only) 1.62%	0.80%	(MO and WA Only) 0.81%
6% Bonus and Annual Step-Up	1.80%	1.80%	0.90%	0.90%
7% Bonus and Annual Step-Up	2.10%	2.10%	1.05%	1.05%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

LifeGuard Freedom Flex GMWB With Income Stream Level 4 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.00%	(MO and WA Only) 2.04%	1.00%	(MO and WA Only) 1.02%
6% Bonus and Annual Step-Up	2.20%	2.22%	1.10%	1.11%
7% Bonus and Annual Step-Up	2.50%	2.52%	1.25%	1.26%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

LifeGuard Freedom Flex GMWB With Income Stream Level 5 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.50%	(MO and WA Only) 2.52%	1.25%	(MO and WA Only) 1.26%
6% Bonus and Annual Step-Up	2.70%	2.70%	1.35%	1.35%
7% Bonus and Annual Step-Up	3.00%	3.00%	1.50%	1.50%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

►	Under the section titled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount ("LifeGuard Freedom 6 Net")" and under the section titled "LifeGuard Freedom Flex GMWB", on pages 253 and 291 of the prospectus, the text immediately following the first paragraph under "Withdrawals" up to and including the paragraph immediately following the Base GAWA% Table and Optional Income Upgrade Table is deleted and replaced with the following:

There are five different GAWA% tables that may be available, each of which provides different GAWA percentages with different charges. The GAWA% tables, listed from the table offering the lowest GAWA percentages for each age group to the table offering the highest GAWA percentages for each age group, are: the Income Stream Level 1 GAWA% Table; the Income Stream Level 2 GAWA% Table; the Income Stream Level 3 GAWA% Table; the Income Stream Level 4 GAWA% Table; and the Income Stream Level 5 GAWA% Table. We reserve the right to prospectively restrict the availability of the GAWA% tables.  Therefore, not all GAWA% tables may be available at the time you are interested in electing this GMWB. Please contact your representative, or contact us at our Annuity Service Center, for information regarding the current availability of the GAWA% tables.

The GAWA percentages for each age group, depending on which GAWA% table you elect, are as follows:

For Endorsements Issued On Or After September 15, 2014:

Ages	Income Stream Level 1 GAWA% Table	Income Stream Level 2 GAWA% Table	Income Stream Level 3 GAWA% Table	Income Stream Level 4 GAWA% Table	Income Stream Level 5 GAWA% Table
35 – 64	3.00%	3.25%	3.50%	3.75%	4.00%
65 – 74	4.00%	4.25%	4.50%	4.75%	5.00%
75 – 80	4.50%	4.75%	5.00%	5.25%	5.50%
81+	5.00%	5.25%	5.50%	5.75%	6.00%

If your endorsement was issued before September 15, 2014, different GAWA percentages than those reflected in the above table may apply. Please refer to your Contract endorsement and the related prospectus disclosure for the GAWA percentages applicable under your Contract at the time of purchase. If you need assistance finding this information, please contact your representative, or contact us at our Annuity Service Center. Our contact information is on the first page of the prospectus.

2.    Joint For Life versions of the LifeGuard Freedom 6 Net and LifeGuard Freedom Flex GMWBs

For the Joint For Life versions of the LifeGuard Freedom 6 Net and LifeGuard Freedom Flex GMWBs issued on or after September 15, 2014, there are three different Guaranteed Annual Withdrawal Amount percentage tables ("GAWA% tables") that may be available, each with different corresponding charges. The three GAWA% tables are: the Income Stream Level 1 GAWA% Table; the Income Stream Level 2 GAWA% Table; and the Income Stream Level 3 GAWA% Table. The Income Stream Level 3 GAWA% Table offers the same Guaranteed Annual Withdrawal Amount percentages and charges as the GAWA Percentage table appearing on pages 265 and 303 of the prospectus. The Income Stream Level 1 and Income Stream Level 2 GAWA% Tables offer reduced Guaranteed Annual Withdrawal Amount percentages at a lower cost. The prospectus is revised as follows:

►	Under the section titled "FEES AND EXPENSES TABLES", footnote 50 on page 14 and footnote 54 on page 16 of the prospectus are revised as follows:

50	3.00% of the GWB is the maximum annual charge (based on election of the Income Stream Level 3 GAWA% Table), which charge is payable quarterly. However, for Contracts purchased in Missouri (for endorsements issued on or after September 16, 2013) and Washington State, you pay the charge each Contract Month. For more information about the charges for this endorsement, including applicable charges for each of the three GAWA% tables, please see "Joint For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount ("LifeGuard Freedom 6 Net with Joint Option") Charge" beginning on page 64, as supplemented below. For more information about how the endorsement works, including how the GWB is calculated, please see "Joint For Life GMWB with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount" beginning on page 263.
54	3.00% of the GWB is the maximum annual charge (based on election of the most expensive combination of options), which charge is payable quarterly. However, for Contracts purchased in Missouri (for endorsements issued on or after September 16, 2013) and Washington State, you pay the charge each Contract Month. For more information about the charges for this endorsement, including applicable charges for each of the available combination of options, please see "Joint For Life GMWB With Bonus And Step-Up ("LifeGuard Freedom Flex With Joint Option GMWB") Charge" beginning on page 69, as supplemented below. For more information about how the endorsement works, including how the GWB is calculated, please see "LifeGuard Freedom Flex With Joint Option GMWB" beginning on page 300.

►	Under the section titled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount ("LifeGuard Freedom 6 Net With Joint Option") Charge" on page 64 of the prospectus, the first paragraph is revised and a new charge table is added as follows:
The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB.  The percentage varies depending on which GAWA% table you elect (see table below).  For more information about the GWB and the different GAWA% tables, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount" beginning on page 263.

GMWBS ISSUED ON OR AFTER SEPTEMBER 15, 2014

Annual Charge	Maximum		Current
With Income Stream Level 1 GAWA% Table	2.30%	(MO and WA Only) 2.34%	1.15%	(MO and WA Only) 1.17%
With Income Stream Level 2 GAWA% Table	2.70%	2.70%	1.35%	1.35%
With Income Stream Level 3 GAWA% Table	3.00%	3.00%	1.60%	1.62%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

►	Under the section titled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up ("LifeGuard Freedom Flex With Joint Option GMWB") Charge" on page 69 of the prospectus, the first paragraph is revised and new charge tables are added as follows:

The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB.  The percentage varies depending on which GAWA% table you elect (see tables below).  For more information about the GWB and the different GAWA% tables, please see "LifeGuard Freedom Flex With Joint Option GMWB" beginning on page 300.

GMWBS ISSUED ON OR AFTER SEPTEMBER 15, 2014

LifeGuard Freedom Flex With Joint Option GMWB With Income Stream Level 1 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	1.80%	(MO and WA Only) 1.80%	0.90%	(MO and WA Only) 0.90%
6% Bonus and Annual Step-Up	2.00%	2.04%	1.00%	1.02%
7% Bonus and Annual Step-Up	2.30%	2.34%	1.15%	1.17%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

LifeGuard Freedom Flex With Joint Option GMWB With Income Stream Level 2 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.20%	(MO and WA Only) 2.22%	1.10%	(MO and WA Only) 1.11%
6% Bonus and Annual Step-Up	2.40%	2.40%	1.20%	1.20%
7% Bonus and Annual Step-Up	2.70%	2.70%	1.35%	1.35%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

LifeGuard Freedom Flex With Joint Option GMWB With Income Stream Level 3 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.70%	(MO and WA Only) 2.70%	1.35%	(MO and WA Only) 1.35%
6% Bonus and Annual Step-Up	2.90%	2.94%	1.45%	1.47%
7% Bonus and Annual Step-Up	3.00%	3.00%	1.60%	1.62%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

►	Under the section titled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount ("LifeGuard Freedom 6 Net With Joint Option")" and under the section titled "LifeGuard Freedom Flex with Joint Option GMWB", beginning on pages 265 and 302 of the prospectus, the text immediately following the first paragraph under "Withdrawals" up to and including the paragraph immediately following the GAWA Percentage table is deleted and replaced with the following:

There are three different GAWA% tables that may be available, each of which provides different GAWA percentages with different charges. The GAWA% tables, listed from the table offering the lowest GAWA percentages for each age group to the table offering the highest GAWA percentages for each age group, are: the Income Stream Level 1 GAWA% Table; the Income Stream Level 2 GAWA% Table; and the Income Stream Level 3 GAWA% Table. We reserve the right to prospectively restrict the availability of the GAWA% tables.  Therefore, not all GAWA% tables may be available at the time you are interested in electing this GMWB. Please contact your representative, or contact us at our Annuity Service Center, for information regarding the current availability of the GAWA% tables.

The GAWA percentages for each age group, depending on which GAWA% table you elect, are as follows:

For Endorsements Issued On Or After September 15, 2014:

Ages	Income Stream Level 1 GAWA% Table	Income Stream Level 2 GAWA% Table	Income Stream Level 3 GAWA% Table
35 – 64	3.00%	3.25%	3.50%
65 – 74	4.00%	4.25%	4.50%
75 – 80	4.50%	4.75%	5.00%
81+	5.00%	5.25%	5.50%

If your endorsement was issued before September 15, 2014, different GAWA percentages than those reflected in the above table may apply. Please refer to your Contract endorsement and the related prospectus disclosure for the GAWA percentages applicable under your Contract at the time of purchase. If you need assistance finding this information, please contact your representative, or contact us at our Annuity Service Center. Our contact information is on the first page of the prospectus.

B. CHANGES TO THE INVESTMENT DIVISIONS.

1.    Changes to Fund Operating Expenses and Investment Objectives

►	Under the section titled "FEES AND EXPENSES TABLES", in the subsection titled "Total Annual Fund Operating Expenses", the information in the Fund Operating Expenses table for the following Funds is revised as follows:

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL/Mellon Capital Communications Sector	0.32%	0.20%	0.16%G, J	0.00%	0.68%
JNL/Mellon Capital Consumer Brands Sector	0.29%	0.20%	0.16%G, J	0.00%	0.65%
JNL/Mellon Capital Financial Sector	0.29%	0.20%	0.16%G, J	0.00%	0.65%
JNL/Mellon Capital Healthcare Sector	0.29%	0.20%	0.16%G, J	0.00%	0.65%
JNL/Mellon Capital Oil & Gas Sector	0.28%	0.20%	0.16%G, J	0.00%	0.64%
JNL/Mellon Capital Technology Sector	0.29%	0.20%	0.16%G, J	0.00%	0.65%

J  "Other Expenses" have been restated to reflect current fees.

►	Under the section titled "INVESTMENT DIVISIONS", for JNL Variable Fund LLC, the brief statement of the corresponding investment objective for the following Funds is revised as follows:

JNL/Mellon Capital Communications Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Telecommunication Services 25/50 Index in proportion to their market capitalization weighting in the MSCI USA IMI Telecommunication Services 25/50 Index.

JNL/Mellon Capital Consumer Brands Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Consumer Discretionary Index in proportion to their market capitalization weighting in the MSCI USA IMI Consumer Discretionary Index.

JNL/Mellon Capital Financial Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Financials Index in proportion to their market capitalization weighting in the MSCI USA IMI Financials Index.

JNL/Mellon Capital Healthcare Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Health Care Index in proportion to their market capitalization weighting in the MSCI USA IMI Health Care Index.

JNL/Mellon Capital Oil & Gas Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Energy Index in proportion to their market capitalization weighting in the MSCI USA IMI Energy Index.

JNL/Mellon Capital Technology Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Information Technology Index in proportion to their market capitalization weighting in the MSCI USA IMI Information Technology Index.

2.    Closed Investment Division

►	Effective September 15, 2014, the Investment Division of the Separate Account investing in the JNL/Mellon Capital Communications Sector Fund ("the Division") stopped accepting any additional allocations or transfers.

Important Note: If you currently have an automatic program, such as Dollar Cost Averaging, Dollar Cost Averaging Plus, Earnings Sweep, and Rebalancing, and it includes an allocation to the Division, you can continue to include the Division under the program based on your existing election until you revise or terminate the automatic program. Any change to the existing automatic program is not permitted if you wish to continue to include an allocation to the Division under the program. The Division is not available for any new or revised allocation instructions under any automatic program.

If you have allocation instructions for future premium payments on file with us that include an allocation to the Division, you must choose a replacement Investment Division.  If you require descriptions of the other Investment Divisions available under your contract, you can obtain an additional copy of the product prospectus, and additional copies of the prospectuses for the Funds underlying the Investment Divisions by contacting our Annuity Service Center.  If you have not chosen a replacement Investment Division and make a subsequent premium payment, all such allocations to the Division prior to our receipt of new allocation instructions from you will be allocated to the JNL/WMC Money Market Investment Division.  Your representative can assist you in subsequently reallocating the Contract Value in the JNL/WMC Money Market Investment Division to any other available investment option.

If you have the LifeGuard Select, Jackson Select, or Jackson Select Protector Guaranteed Minimum Withdrawal Benefit (GMWB), automatic transfers apply under the Transfer of Assets provision. The automatic transfers are allocated based on your allocation instructions for future premium payments, described in the preceding paragraph.  Therefore, when you change your allocation instructions for future premium payments, you will also be changing your instructions under the Transfer of Assets provision. Prior to our receipt of new allocation instructions, the automatic transfers will continue to be based on your existing instructions.

Amounts invested in the Division as of September 12, 2014 will remain invested unless we receive instruction from you. You may continue to make transfers and withdrawals out of the Division in connection with the usual transactions under a Contract, such as partial withdrawals or withdrawals under a GMWB, if available. However, if you transfer out of the Division on or after September 15, 2014 you will not be able to transfer back in.

For additional information, please see the Supplement dated September 15, 2014 to the JNL® Variable Fund LLC prospectus.

►	The following paragraph is inserted following the list of Funds located on the back of the first page of the prospectus:

As of September 15, 2014, the JNL/Mellon Capital Communications Sector Fund will be closed to investors, but available as an underlying Fund for a Fund of Funds.

3.    Fund Merger

►	Effective September 15, 2014, the JNL/Mellon Capital NYSE® International 25 Fund merged into the JNL/Mellon Capital International Index Fund.

If you have allocation instructions for future premium payments on file with us, or have existing Dollar Cost Averaging, Dollar Cost Averaging Plus, Earnings Sweep and/or Rebalancing automatic programs, that include an allocation to the JNL/Mellon Capital NYSE® International 25 Investment Division, all such allocations prior to our receipt of new allocation instructions from you will be allocated to the JNL/Mellon Capital International Index Investment Division.

If you have Contract Value that was transferred from the JNL/Mellon Capital NYSE® International 25 Investment Division to the JNL/Mellon Capital International Index Investment Division as a result of the merger, you may transfer your Contract Value out of the JNL/Mellon Capital International Index Investment Division into the other investment options available under your contract. If the transfer is completed within 60 days following the effective date of the merger, the transfer will not be assessed a transfer charge or be treated as a transfer for the purpose of determining how many subsequent transfers may be made in a Contract Year without charge.

If you want to change your allocation instructions or make a transfer as described above, and you require descriptions of the other Investment Divisions available under your contract, you can obtain an additional copy of the product prospectus or additional copies of prospectuses for the Funds underlying the Investment Divisions by contacting our Annuity Service Center.

For additional information, please see the Supplement dated September 15, 2014 to the JNL® Series Trust Prospectus.

►	The following paragraph is inserted following the list of Funds located on the back of the first page of the prospectus and under Appendix J, "ACCUMULATION UNIT VALUES" immediately preceding the tables of values of Accumulation Units:

In addition, the JNL/Mellon Capital NYSE® International 25 Fund, which was previously offered under this Contract, merged into the JNL/Mellon Capital International Index Fund effective September 15, 2014.

►	All other references to the JNL/Mellon Capital NYSE® International 25 Fund, along with any corresponding Fund expense or investment objective information, are deleted from the following sections of the prospectus:

•	The list of Funds located on the back of the first page of the prospectus;
•	The fee table titled "Total Annual Fund Operating Expenses" under the section titled "FEES AND EXPENSES TABLES"; and
•	The brief statements of investment objectives under the section titled "INVESTMENT DIVISIONS".

4.    Trademark, Service Marks, and Related Disclosures

►	Appendix A, titled "Trademarks, Service Marks, and Related Disclosures", is revised as follows:

•
All references to the JNL/Mellon Capital Communications Sector Fund, the JNL/Mellon Capital Consumer Brands Sector Fund, the JNL/Mellon Capital Financial Sector Fund, the JNL/Mellon Capital Healthcare Sector Fund, the JNL/Mellon Capital Oil & Gas Sector Fund, and the JNL/Mellon Capital Technology Sector Fund are deleted from the fourth paragraph on page A-1 and moved to the capitalized disclosures relating to MSCI Inc. beginning on page A-5 and continuing to the end of Appendix A.

•	The third paragraph following the text box on page A-2 is revised as follows:

The following applies to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Total Yield Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P 4 Fund, and JNL/S&P Mid 3 Fund.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.

•	All references to the Dow Jones U.S. Select Dividend Index and the JNL/Mellon Capital DowSM Dividend Fund are deleted.

•	All disclosures relating to the New York Stock Exchange, Inc. ("NYSE") and the NYSE Group, Inc. are deleted.

______________________________
(To be used with VC5890 04/14)

JMV13587 09/14

Supplement dated September 15, 2014
To The Statements of Additional Information Dated April 28, 2014 For

PERSPECTIVE II®; PERSPECTIVE L SERIESSM; PERSPECTIVE ADVISORS IISM;
FIFTH THIRD PERSPECTIVE; PERSPECTIVESM; DEFINED STRATEGIESSM; PERSPECTIVE FOCUS®
Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY®
Through JACKSON NATIONAL SEPARATE ACCOUNT – I

PERSPECTIVE II®; PERSPECTIVE L SERIESSM; PERSPECTIVE ADVISORS IISM;
PERSPECTIVE FOCUS®
Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK®
Through JNLNY SEPARATE ACCOUNT I

This supplement updates the above-referenced Statements of Additional Information. Please read and keep it together with your copy of the Statement of Additional Information for future reference.

►	In the section titled "General Information and History", the subsection titled "Trademarks, Service Marks, and Related Disclosures" is revised as follows:

•
All references to the JNL/Mellon Capital Communications Sector Fund, the JNL/Mellon Capital Consumer Brands Sector Fund, the JNL/Mellon Capital Financial Sector Fund, the JNL/Mellon Capital Healthcare Sector Fund, the JNL/Mellon Capital Oil & Gas Sector Fund, and the JNL/Mellon Capital Technology Sector Fund are deleted from the third paragraph and moved to the capitalized disclosures relating to MSCI Inc. beginning on page 8 and continuing on page 9.

•	The second paragraph following the capitalized disclosure on page 3 is deleted and replaced with the following:

The following applies to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Total Yield Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P 4 Fund, and JNL/S&P Mid 3 Fund.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.

•	All references to the Dow Jones U.S. Select Dividend Index, Dow Jones Select Dividend Index, and the JNL/Mellon Capital DowSM Dividend Fund are deleted.

•	All disclosures relating to the New York Stock Exchange, Inc. ("NYSE") and the NYSE Group, Inc. are deleted.

►	In the section titled "Condensed Financial Information", under the subsection titled "Accumulation Unit Values", the following paragraph is inserted immediately preceding the tables of values of Accumulation Units:

In addition, the JNL/Mellon Capital NYSE® International 25 Fund, which was previously offered under this Contract, merged into the JNL/Mellon Capital International Index Fund effective September 15, 2014.

_____________________
(To be used with V5507 04/14, JMV8994 04/14, JMV7262 04/14, JMV7263 04/14, JMV9741 04/14, JMV9484 04/14, JMV9485 04/14, JMV8198 04/14, V5913 04/14, JMV7261 04/14, JMV8197 04/14, V5893 04/14, V3800 04/14, V5596 04/14, NV5639 04/14, NMV7264NY 04/14, NMV9481NY 04/14, NMV9482NY 04/14, NMV8200NY 04/14, NV5913 04/14, NMV8199NY 04/14, NV5893 04/14 and NV5661 04/14)

CMV13574 09/14

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable.

(2) Financial statements and schedules included in Part B:

Jackson National Separate Account - I:

Report of Independent Registered Public Accounting Firm
                       Statements of Assets and Liabilities as of December 31, 2013
                       Statements of Operations for the period ended December 31, 2013
                       Statements of Changes in Net Assets for the periods ended December 31, 2013 and 2012
                       Notes to Financial Statements

Jackson National Life Insurance Company:

Report of Independent Registered Public Accounting Firm
                       Consolidated Balance Sheets as of December 31, 2013 and 2012
                       Consolidated Income Statements for the years ended December 31, 2013, 2012, and 2011
                       Consolidated Statements of Stockholder's Equity and Comprehensive Income for the years ended
                       December 31, 2013, 2012, and 2011
                       Consolidated Statements of Cash Flows for the years ended December 31, 2013, 2012, and 2011
                       Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit                Description
No.

1.	Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 9 filed on April 21, 1999 (File Nos. 033-82080 and 811-08664).

2.	Not Applicable.

3.

a.	General Distributor Agreement dated June 30, 1998, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

b.
Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70472 and 811-08664).

c.
Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

d.	Specimen of Selling Agreement (V2565 01/12), incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

e.	Specimen of Selling Agreement (V2565 08/12), incorporated herein by reference to Registrant's Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

f.	Specimen of Selling Agreement (V2565 06/14), incorporated herein by reference to Registrant's Post-Effective Amendment No. 13, filed on September 11, 2014 (File Nos. 333-183048 and 811-08664).

4.

a.	Specimen of the Perspective L Series Fixed and Variable Contract, incorporated herein by reference to the Registrant's Statement filed on October 8, 2004 (File Nos. 333-119656 and 811-08664).

b.	Specimen of Section 403(b) Tax Sheltered Annuity Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

c.	Specimen of Retirement Plan Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

d.	Specimen of Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

e.	Specimen of Roth Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

f.
Specimen of Highest Anniversary Value Death Benefit Option Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

g.	Specimen of 2% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

h.	Specimen of 3% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

i.	Specimen of 4% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

j.	Specimen of Reduced Administration Charge Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-08664).

k.	Specimen of Earnings Protection Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on November 21, 2001 (File Nos. 333-73850 and 811-08664).

l.
Specimen of 4% for Life Guaranteed Minimum Withdrawal Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

m.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

n.	Specimen of 4% Roll-Up Death Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed September 30, 2004 (File Nos. 333-119427 and 811-08664).

o.
Specimen of Combination 4% Roll-Up and Highest Anniversary Value Death Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on September 30, 2004 (File Nos. 333-119427 and 811-08664).

p.	Specimen of 5% Roll-Up Death Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on September 30, 2004 (File Nos. 333-119427 and 811-08664).

q.
Specimen of Combination 5% Roll-Up and Highest Anniversary Value Death Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on September 30, 2004 (File Nos. 333-119427 and 811-08664).

r.	Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on September 30, 2004 (File Nos. 333-119427 and 811-08664).

s.	Specimen of Charitable Remainder Trust Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment filed on December 23, 2004 (File Nos. 333-118368 and 811-08664).

t.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119656 and 811-08664).

u.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on December 30, 2004 (File Nos. 333-121777 and 811-08664).

v.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17 filed on June 20, 2005 (File Nos. 333-70472 and 811-08664).

w.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17 filed on June 20, 2005 (File Nos. 333-70472 and 811-08664).

x.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

y.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

z.
Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

aa.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

bb.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and Annual Step-Up, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

cc.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and 5-Year Step-Up, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

dd.
Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

ee.
Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and 5-Year Step-Up, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

ff.	Specimen of Highest Anniversary Value Death Benefit, incorporated herein by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

gg.
Specimen of the Combination 5% Roll-Up and Highest Anniversary Value Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 32, filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

hh.
Specimen of the 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

ii.
Specimen of the 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

jj.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

kk.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

ll.
Specimen of the Guaranteed Minimum Accumulation Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

mm.
Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

nn.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos.333-70472 and 811-08664).

oo.
Specimen of 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos.333-70472 and 811-08664).

pp.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

qq.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

rr.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

ss.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-up Endorsement,incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

tt.
Specimen of Guaranteed Minimum Withdrawal Benefit with 5-Year Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos.  333-70472 and 811-08664).

uu.
Specimen of the For Life GMWB With bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

vv.
Specimen of the Joint For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

ww.
Specimen of the Joint For Life GMWB with Bonus, guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.46, filed on December 27, 2007 (File Nos.333-70472 and 811-08664).

xx.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up    Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

yy.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

zz.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

aaa.
Specimen of the Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

bbb.
Specimen of the 5% Roll-up Guaranteed Minimum Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

ccc.
Specimen of the Combination [5%] Roll-up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

ddd.
Specimen of the 6% Roll-up Guaranteed Minimum Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

eee.
Specimen of the Combination [6%] Roll-up and Highest Quarterly Anniversary Value guaranteed Minimum Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

fff.
Specimen of the Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

ggg.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up  (Freedom) Endorsement  (7587 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on December 31, 2008 (File Nos. 333-119656 and 811-08664).

hhh.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (Joint Freedom) Endorsement  (7588 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on December 31, 2008 (File Nos. 333-119656 and 811-08664).

iii.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance    Adjustment and Annual Step-Up  (DB) Endorsement  (7589 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on December 31, 2008 (File Nos. 333-119656 and 811-08664).

jjj.
Specimen of the Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit (HQAV) Endorsement (7595 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No.12, filed on April 2, 2009 (File Nos. 333-119656 and 811-08664).

kkk.
Specimen of the [5%] Roll-Up Guaranteed Minimum Death Benefit Endorsement (7596 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No.12, filed on April 2, 2009 (File Nos. 333-119656 and 811-08664).

lll.
Specimen of the Combination [5%] Roll-Up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement (7597 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on April 2, 2009 (File Nos. 333-119656 and 811-08664).

mmm.
Specimen of the [6%] Roll-Up Guaranteed Minimum Death Benefit Endorsement (7598 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No.12, filed on April 2, 2009 (File Nos. 333-119656 and 811-08664).

nnn.
Specimen of the Combination [6%] Roll-Up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement (7599 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on April 2, 2009 (File Nos. 333-119656 and 811-08664).

ooo.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up  (LifeGuard Freedom DB) Endorsement (7602 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on April 2, 2009 (File Nos. 333-119656 and 811-08664).

ppp.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6(SM) GMWB) Endorsement (7613 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 13, filed on September 24, 2009 (File Nos. 333-119656 and 811-08664).

qqq.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up  (LifeGuard Freedom 6 GMWB With Joint Option) Endorsement (7614 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 13, filed on September 24, 2009 (File Nos. 333-119656 and 811-08664).

rrr.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, and Annual Step-Up  (LifeGuard Freedom 6 DB(SM) Endorsement (7615 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 13, filed on September 24, 2009 (File Nos. 333-119656 and 811-08664).

sss.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (LifeGuard Select(SM)) Endorsement (7617 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 13, filed on September 24, 2009 (File Nos. 333-119656 and 811-08664).

ttt.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (LifeGuard Select With Joint Option) (7618 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 13, filed on September 24, 2009 (File Nos. 333-119656 and 811-08664).

uuu.
Specimen of the Reduced Administration Charge Endorsement (7536 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 13, filed on September 24, 2009 (File Nos. 333-119656 and 811-08664).

vvv.
Specimen of the [2%] Contract Enhancement Endorsement (7567 12/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-119656 and 811-08664).

www.
Specimen of the [3%] Contract Enhancement Endorsement (7568 12/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-119656 and 811-08664).

xxx.
Specimen of the [4%] Contract Enhancement Endorsement (7569 12/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-119656 and 811-08664).

yyy.
Specimen of the [5%] Contract Enhancement Endorsement (7570 12/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-119656 and 811-08664).

zzz.
Specimen of the Guaranteed Minimum Withdrawal Benefit With [5] Year Step-Up (SafeGuard Max) Endorsement (7633 05/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-119656 and 811-08664).

aaaa.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (Jackson Select) Endorsement (7635 05/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-119656 and 811-08664).

bbbb.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (Jackson Select With Joint Option) Endorsement (7636 05/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-119656 and 811-08664).

cccc.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net), Endorsement (7619 05/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-119656 and 811-08664).

dddd.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net with Joint Option) Endorsement (7620 05/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-119656 and 811-08664).

eeee.
Specimen of the Perspective L Series Fixed and Variable Contract, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

ffff.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (Jackson Select) Endorsement (7638 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

gggg.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (Jackson Select With Joint Option) Endorsement (7639 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

hhhh.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7640 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

iiii.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7641 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

jjjj.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7642 10/10), Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7643 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

kkkk.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7646 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

llll.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7647 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

mmmm.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7648 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

nnnn.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7649 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

oooo.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus, Annual Step-Up and Death Benefit (7650 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

pppp.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up (7652 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

qqqq.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7653 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

rrrr.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up (7654 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

ssss.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [8%] Bonus and Annual Step-Up (7656 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

tttt.
Specimen of [5%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up Endorsement (7659 05/11), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 91, filed on January 18, 2011 (File Nos. 333-70472 and 811-08664).

uuuu.
Specimen of [6%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up Endorsement (7660 05/11), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 91, filed on January 18, 2011 (File Nos. 333-70472 and 811-08664).

vvvv.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up and Transfer of Assets Endorsement (7667 05/11), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 91, filed on January 18, 2011 (File Nos. 333-70472 and 811-08664).

wwww.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Endorsement (LifeGuard Freedom 6 Net) (7669 04/12), incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

xxxx.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Endorsement (LifeGuard Freedom 6 Net with Joint Option) (7670 04/12), incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

yyyy.
Specimen of Guaranteed Minimum Withdrawal Benefit for Stretch RMDs Endorsement (MarketGuard Stretch) (7668 04/12), incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

zzzz.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [5]% Bonus And Annual Step-Up Endorsement (7700 04/13), incorporated herein by reference to Registrant's Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

aaaaa.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus And Annual Step-Up Endorsement (7701 04/13), incorporated herein by reference to Registrant's Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

bbbbb.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [7]% Bonus And Annual Step-Up Endorsement (7702 04/13), incorporated herein by reference to Registrant's Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

ccccc.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus, Annual Step-Up And Death Benefit Endorsement (7712 04/13), incorporated herein by reference to Registrant's Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

ddddd.
Form of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount Endorsement (7713 04/13), incorporated herein by reference to Registrant's Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

eeeee.
Form of Guaranteed Minimum Withdrawal Benefit Endorsement (7678 04/13), incorporated herein by reference to Registrant's Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

fffff.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5]% Bonus And Annual Step-Up Endorsement (7707), incorporated herein by reference to Registrant's Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183048 and 811-08664).

ggggg.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus And Annual Step-Up Endorsement (7708), incorporated herein by reference to Registrant's Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183048 and 811-08664).

hhhhh.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [7]% Bonus And Annual Step-Up Endorsement (7709), incorporated herein by reference to Registrant's Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183048 and 811-08664).

iiiii.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount Endorsement (7714), incorporated herein by reference to Registrant's Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183048 and 811-08664).

5.

a.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Registration Statement filed on October 8, 2004 (File Nos. 333-119656 and 811-08664).

b.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 2 filed on September 2, 2005 (File Nos. 333-119656 and 811-08664).

c.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 5 filed on December 21, 2006 (File Nos. 333-119656 and 811-08664).

d.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 6 filed on April 25, 2007 (File Nos. 333-119656 and 811-08664).

e.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 8 filed on November 28, 2007 (File Nos. 333-119656 and 811-08664).

f.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 9 filed on March 26, 2008 (File Nos. 333-119656 and 811-08664).

g.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 10 filed on October 6, 2008 (File Nos. 333-119656 and 811-08664).

h.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12 filed on April 2, 2009 (File Nos. 333-119656 and 811-08664).

i.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 13 filed on September 24, 2009 (File Nos. 333-119656 and 811-08664).

j.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-119656 and 811-08664).

k.
Form of the Fixed and Variable Annuity Combination Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-119656 and 811-08664).

l.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

m.
Form of the Fixed and Variable Annuity Combination Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

n.
Form of the Perspective L Series Variable and Fixed Annuity Application (VA610 05/11), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 25 filed on April 27, 2011 (File Nos. 333-119656 and 811-08664).

o.
Form of the Variable and Fixed Annuity Application (V3573 05/11), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 25 filed on April 27, 2011 (File Nos. 333-119656 and 811-08664).

p.
Form of the Perspective L Series Variable and Fixed Annuity Application (V610 08/11), incorporated herein by reference to the Registrant's Registration Statement filed on July 22, 2011 (File Nos. 333-175719 and 811-08664).

q.
Form of the Variable and Fixed Annuity Application (V3573 08/11), incorporated herein by reference to the Registrant's Registration Statement filed on July 22, 2011 (File Nos. 333-175719 and 811-08664).

6.

a.	Articles of Incorporation of Depositor, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

b.	By-laws of Depositor, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

c.	Amended By-laws of Jackson National Life Insurance Company, incorporated herein by reference to the Registration Statement, filed on December 31, 2012 (File Nos. 333-185768 and 811-04405).
7.

a.
Variable Annuity Guaranteed Minimum Income Benefit Reinsurance Agreement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

b.
Amendment No. 3 to the Variable Annuity GMIB Reinsurance Agreement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 32 filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

c.
Amendment No. 9 to the Variable Annuity GMIB Reinsurance Agreement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 9 filed on March 26, 2008 (File Nos. 333-119656 and 811-08664).

d.
Amendment No. 11 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD.  ("Reinsurer"), with effective date October 6, 2008, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 10, filed on October 6, 2008 (File Nos.333-119656 and 811-08664).

e.
Amendment No. 12 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD.  ("Reinsurer"), with effective date April 6, 2009, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on April 2, 2009 (File Nos. 333-119656 and 811-08664).

f.
Amendment No. 13 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD.  ("Reinsurer"), with effective date April 6, 2009, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 13, filed on September 24, 2009 (File Nos. 333-119656 and 811-08664).

g.
Amendment No. 14 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD.  ("Reinsurer"), with effective date September 28, 2009, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-119656 and 811-08664).

h.
Amendment No. 15 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD ("Reinsurer"), with effective date May 3, 2010 and October 11, 2010 where specifically noted, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 91, filed on January 18, 2011 (File Nos. 333-70472 and 811-08664).

i.
Amendment No. 16 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD  ("Reinsurer"), with effective date May 2, 2011, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 25 filed on April 27, 2011 (File Nos. 333-119656 and 811-08664).

j.
Amendment No. 17 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD ("Reinsurer"), with effective date August 29, 2011, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 29 filed on August 26, 2011 (File Nos. 333-119656 and 811-08664).

k.
Amendment No. 18 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD ("Reinsurer"), with effective date December 12, 2011 and April 30, 2012, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34 filed on April 24, 2012 (File Nos. 333-119656 and 811-08664).

l.
Amendment No. 19 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD ("Reinsurer"), with effective date April 28, 2014, incorporated herein by reference to Registrant's Post-Effective Amendment No. 110, filed on September 11, 2014 (File Nos. 333-70472 and 811-08664).

8.	Amended and Restated Administrative Services Agreement between Jackson National Asset Management, LLC and Jackson National Life Insurance Company, incorporated herein by reference to Registrant's Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

9.                Opinion and Consent of Counsel, attached hereto.

10.	Consent of Independent Registered Public Accounting Firm, attached hereto.

11.                Not Applicable.

12.                Not Applicable.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Richard D. Ash	Senior Vice President, Chief Actuary & Appointed Actuary
1 Corporate Way
Lansing, MI 48951

Steve P. Binioris	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Michele M. Binkley	Vice President
1 Corporate Way
Lansing, MI 48951

Dennis A. Blue	Vice President
1 Corporate Way
Lansing, MI 48951

Barrett M. Bonemer	Vice President
1 Corporate Way
Lansing, MI 48951

Jeffry R. Borton	Vice President
1 Corporate Way
Lansing, MI 48951

David L. Bowers	Vice President
300 Innovation Drive
Franklin, TN 37067

John H. Brown	Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Costello	Senior Vice President, Treasurer & Controller
1 Corporate Way
Lansing, MI 48951

James B. Croom	Vice President
1 Corporate Way
Lansing, MI 48951

Charles F. Field, Jr.	Vice President
300 Innovation Drive
Franklin, TN 37067

Dana R. Malesky Flegler	Vice President
1 Corporate Way
Lansing, MI 48951

Devkumar D. Ganguly	Vice President
1 Corporate Way
Lansing, MI 48951

James D. Garrison	Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley	Senior Vice President, Chief Compliance & Governance Officer
1 Corporate Way	& Assistant Secretary
Lansing, MI 48951

John K. Haack	Vice President
1 Corporate Way
Lansing, MI 48951

Robert W. Hajdu	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Hanson	Vice President
1 Corporate Way
Lansing, MI 48951

Robert L. Hill	Vice President
1 Corporate Way
Lansing, MI 48951

Thomas P. Hyatte	Senior Vice President, Chief Risk Officer & Director
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack	Executive Vice President & Head of Retail
7601 Technology Way
Denver, CO 80237

Thomas A. Janda	Vice President
1 Corporate Way
Lansing, MI 48951

Scott Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Toni L. Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Leandra R. Knes	Director
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Richard C. Liphardt	Vice President
1 Corporate Way
Lansing, MI 48951

Machelle A. McAdory	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Diahn M. McHenry	Vice President
5913 Executive Drive
Lansing, MI 48911

Thomas J. Meyer	Senior Vice President,
1 Corporate Way	General Counsel & Secretary
Lansing, MI 48951

Dean M. Miller	Vice President
300 Connell Drive
Suite 2100
Berkeley Heights, NJ 07922

Keith R. Moore	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Jacky Morin	Vice President
300 Connell Drive
Suite 2100
Berkeley Heights, NJ 09722

P. Chad Myers	Executive Vice President, Chief Financial Officer & Director
1 Corporate Way
Lansing, MI 48951

Russell E. Peck	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn	Senior Vice President & Chief Administration Officer
1 Corporate Way
Lansing, Michigan 48951

Dana S. Rapier	Vice President
5913 Executive Drive
Lansing, MI 48911

William R. Schulz	Vice President
1 Corporate Way
Lansing, MI 48951

Muhammad S. Shami	Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha	Chief Operating Officer & Director
1 Corporate Way
Lansing, MI 48951

Kenneth H. Stewart	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang	Vice President
1 Corporate Way
Lansing, MI 48951

Marcia L. Wadsten	Vice President
1 Corporate Way
Lansing, MI 48951

Bonnie G. Wasgatt	Senior Vice President & Chief Information Officer
1 Corporate Way
Lansing, MI 48951

Michael A. Wells	President, Chief Executive Officer & Chairman
300 Innovation Drive
Franklin, TN 37067

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Registrant is a separate account of Jackson National Life Insurance Company ("Depositor"), a stock life insurance company organized under the laws of the state of Michigan.  The Depositor is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc (London, England), a publicly traded life insurance company in the United Kingdom.

The following organizational chart for Prudential plc indicates those persons who are controlled by or under common control with the Depositor. No person is controlled by the Registrant.

The organizational chart for Prudential plc is incorporated herein by reference to Exhibit 26 of Post-Effective Amendment No. 13, filed on September 11, 2014 (File Nos. 333-183048 and 811-08664).

Item 27. Number of Contract Owners as of July 31, 2014.

Qualified – 136,228
Non-Qualified – 70,199

Item 28. Indemnification

Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or Investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

a)
Jackson National Life Distributors LLC acts as general distributor for the Jackson National Separate Account - I.  Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, the JNLNY Separate Account IV, the Jackson Sage Variable Annuity Account A, the Jackson Sage Variable Life Account A, the Jackson SWL Variable Annuity Fund I, the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Curian Variable Series Trust.

b)	Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Greg Cicotte	Manager, President & Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Michael A. Costello	Manager
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack	Manager
7601 Technology Way
Denver, CO 80237

Thomas P. Hyatte	Manager
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer	Manager & Secretary
1 Corporate Way
Lansing, MI 48951

Stephen M. Ash	Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain	Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker	Vice President
7601 Technology Way
Denver, CO 80237

James Bossert	Senior Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen	Senior Vice President
7601 Technology Way
Denver, CO 80237

Bill J. Burrow	Senior Vice President
7601 Technology Way
Denver, CO 80237

Maura Collins	Executive Vice President, Chief Financial Officer & FinOP
7601 Technology Way
Denver, CO 80237

Christopher Cord	Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley	Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez	Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant	Senior Vice President
7601 Technology Way
Denver, CO 80237

Elizabeth Griffith	Vice President
300 Innovation Drive
Franklin, TN 37067

Thomas Hurley	Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones	Vice President
7601 Technology Way
Denver, CO 80237

Jim Livingston	Executive Vice President, Operations
7601 Technology Way
Denver, CO 80237

Doug Mantelli	Vice President
7601 Technology Way
Denver, CO 80237

Jennifer Meyer	Vice President
7601 Technology Way
Denver, CO 80237

Steven O'Connor	Vice President
7601 Technology Way
Denver, CO 80237

Allison Pearson	Vice President
7601 Technology Way
Denver, CO 80237

Jeremy D. Rafferty	Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed	Senior Vice President
7601 Technology Way
Denver, CO 80237

Kristan L. Richardson	Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Scott Romine	Executive Vice President, National Sales Manager
7601 Technology Way
Denver, CO 80237

Marilynn Scherer	Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield	Vice President
7601 Technology Way
Denver, CO 80237

Melissa Sommer	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky	Senior Vice President
7601 Technology Way
Denver, CO 80237

Ryan Strauser	Vice President
7601 Technology Way
Denver, VO 80237

Brian Sward	Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz	Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman	Vice President & Controller
7601 Technology Way
Denver, CO 80237

Katie Turner	Vice President
7601 Technology Way
Denver, CO 80237

Brad Whiting	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright	Senior Vice President & Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright	Vice President
7601 Technology Way
Denver, CO 80237

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item. 30. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
7601 Technology Way
Denver, Colorado 80237

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL  60606

Item. 31. Management Services

Not Applicable.

Item. 32. Undertakings and Representations

a)
Jackson National Life Insurance Company hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b)
Jackson National Life Insurance Company hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c)
Jackson National Life Insurance Company hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d)
Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

e)
The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 12th day of September, 2014.

Jackson National Separate Account - I
(Registrant)

Jackson National Life Insurance Company

By:   /s/ THOMAS J. MEYER
Thomas J. Meyer
Senior Vice President, General Counsel
and Secretary

Jackson National Life Insurance Company
(Depositor)

By:    /s/ THOMAS J. MEYER
Thomas J. Meyer
Senior Vice President, General Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	September 12, 2014
Michael A. Wells, President, Chief
Executive Officer, Director and Chairman

*	September 12, 2014
James R. Sopha, Chief Operating Officer
and Director

*	September 12, 2014
P. Chad Myers, Executive Vice President, Chief Financial Officer and Director

*	September 12, 2014
Michael A. Costello, Senior Vice President,
Treasurer and Controller

*	September 12, 2014
Leandra R. Knes, Director

*	September 12, 2014
Thomas P. Hyatte, Senior Vice President, Chief Risk Officer and Director

* By:    /s/ THOMAS J. MEYER
Thomas J. Meyer, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoint Michael A. Wells, P. Chad Myers, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee, and Anthony L. Dowling (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration  statements,  and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and  requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940.  This Power of Attorney concerns Jackson National Separate Account - I (File Nos. 033-82080, 333-70472, 333-73850, 333-118368, 333-119656, 333-132128, 333-136472, 333-155675, 333-172874, 333-172875, 333-172877, 333-175718, 333-175719, 333-176619, 333-178774, 333-183048, 333-183049, 333-183050, and 333-192971), Jackson National Separate Account III (File No. 333-41153), Jackson National Separate Account IV (File Nos. 333-108433 and 333-118131), and Jackson National Separate Account V (File No. 333-70697), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale.  The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any one of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 31st day of March, 2014.

/s/ MICHAEL A. WELLS
_____________________________________________
Michael A. Wells, President, Chief Executive Officer, Chairman and Director

/s/ JAMES R. SOPHA
_____________________________________________
James R. Sopha, Chief Operating Officer and Director

/s/ P. CHAD MYERS
_____________________________________________
P. Chad Myers, Executive Vice President, Chief Financial Officer and Director

/s/ THOMAS P. HYATTE
_____________________________________________
Thomas P. Hyatte, Senior Vice President, Chief Risk Officer and Director

/s/ MICHAEL A. COSTELLO
_____________________________________________
Michael A. Costello, Senior Vice President, Treasurer and Controller

/s/ LEANDRA R. KNES
_____________________________________________
Leandra R. Knes, Director

EXHIBIT LIST

Exhibit No.                          Description

9.	Opinion and Consent of Counsel.

10.	Consent of Independent Registered Public Accounting Firm.